Stockholders' Equity - Private Placement Post-Merger (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended
	Nov. 02, 2017	Sep. 26, 2017	Nov. 14, 2017	Oct. 26, 2017
Class of Stock [Line Items]
Price-based anti-dilution protection gross proceeds threshold		$ 40,000
Private Placement
Class of Stock [Line Items]
Shares issued in sale of stock (in shares)		6,767,360
Shares available for sale of stock (in shares)		13,333,333
Price per share in sale of stock (in dollars per share)		$ 3.00
Stock issuance costs		$ 3,037
Proceeds received from sale of stock, gross		$ 17,235
Number of shares called by warrants (in shares)		163,174
Exercise price (in dollars per share)		$ 3.00
Subsequent Event | Private Placement
Class of Stock [Line Items]
Shares issued in sale of stock (in shares)	3,736,836	6,767,360	10,504,196
Shares available for sale of stock (in shares)		13,333,333
Price per share in sale of stock (in dollars per share)		$ 3.00		$ 0.0001
Stock issuance costs		$ 2,900	$ 3,966
Proceeds received from sale of stock, gross	$ 11,211	$ 20,302	$ 31,513
Number of shares called by warrants (in shares)		163,174	413,320
Exercise price (in dollars per share)		$ 3.00	$ 3.00